Fees Summary	Jan. 02, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 243,742,500.00
Previously Paid Amount	13,810.00
Total Fee Amount	33,660.84
Total Offset Amount	0.00
Net Fee	$ 19,850.84